WCM Alternatives Credit Event Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

	Shares	Value
LONG INVESTMENTS - 100.38%
COMMON STOCKS - 0.79% (a)
APPLICATION SOFTWARE - 0.01%
SEMrush Holdings, Inc. Class A	150	$1,787
LIFE & HEALTH INSURANCE - 0.04%
Oscar Health, Inc. Class A	200	5,376
OTHER FINANCIAL INVESTMENT ACTIVITIES - 0.27%
Fortress Value Acquisition Corp IV	1,409	13,949
Legato Merger Corp.	1,929	19,541
		33,490
PHARMACEUTICALS - 0.47%
TPCO Holding Corporation - ADR (f)	8,003	59,382
SPECIALITY CHEMICALS - 0.00%
Diversey Holdings Ltd. - ADR	2	29
TOTAL COMMON STOCKS (Cost $111,270)		100,064
	Shares/Units
SPECIAL PURPOSE ACQUISITION COMPANIES - 41.84% (a)
26 Capital Acquisition Corporation	2,000	20,080
890 5th Avenue Partners, Inc. Class A	3,000	29,850
Accelerate Acquisition Corporation	4,800	47,664
Ajax I Class A - ADR	1,020	10,465
Altimar Acquisition Corporation II - ADR	1,500	15,300
Altimar Acquisition Corporation III - ADR	491	4,910
Anzu Special Acquisition Corporation I	2,341	23,363
Apollo Strategic Growth Capital Class A - ADR	2,397	23,730
Archimedes Tech SPAC Partners Company	4,790	47,373
Ares Acquisition Corporation - ADR	4,300	43,000
Arrowroot Acquisition Corporation (f)	1,984	19,691
Ascendant Digital Acquisition Corporation Class A - ADR	4,478	44,332
Atlas Crest Investment Corporation II	5,300	53,027
Aurora Acquisition Corporation - ADR	1,214	12,565
Austerlitz Acquisition Corporation I - ADR	4,629	46,475
Austerlitz Acquisition Corporation II - ADR	4,600	46,138
Authentic Equity Acquisition Corporation - ADR	5,000	49,450
BlueRiver Acquisition Corporation - ADR	2,100	20,937
Bright Lights Acquisition Corp.	3,900	38,571
Build Acquisition Corporation	779	7,689
CA Healthcare Acquisition Corp.	1,100	10,890
Carney Technology Acquisition Corp II	1,233	12,404
CC Neuberger Principal Holdings II Class A - ADR	1,906	18,793
CC Neuberger Principal Holdings III - ADR	5,400	53,946
CF Acquisition Corporation VI	2,350	23,312
CF Acquisition Corporation VIII	4,911	48,717
CHP Merger Corporation Class A	1,150	11,397
Class Acceleration Corporation	2,100	20,790
Climate Real Impact Solutions II Acquisition Corporation	1,100	11,000
Colonnade Acquisition Corporation II - ADR	4,782	47,103
Compute Health Acquisition Corporation Class C	5,600	56,504
Concord Acquisition Corp.	2,244	21,946
Conx Corporation Class A	4,300	42,871
COVA Acquisition Corporation - ADR	5,600	55,720
D & Z Media Acquisition Corporation	628	6,211
Decarbonization Plus Acquisition Corporation II	2,800	28,168
Deep Lake Capital Acquisition Corporation - ADR	5,200	52,312
Delwinds Insurance Acquisition Corp.	2,145	21,429
DFP Healthcare Acquisitions Corporation Class A	9,272	92,349
DigitalOcean Holdings, Inc.	100	4,213
Dragoneer Growth Opportunities Corp III - ADR	1,119	11,313
Equity Distribution Acquisition Corporation Class A	8,398	83,224
ESM Acquisition Corporation - ADR	4,782	47,533
Falcon Capital Acquisition Corporation Class A	4,011	39,990
Far Peak Acquisition Corporation - ADR	9,410	95,041
FinServ Acquisition Corporation II	2,300	22,920
Fintech Evolution Acquisition Group - ADR	1,493	14,736
FirstMark Horizon Acquisition Corporation Class A	7,500	78,900
Foley Trasimene Acquisition Corporation	14,640	146,986
Foresight Acquisition Corporation	3,374	33,436
Fortistar Sustainable Solutions Corp.	1,909	18,918
Frazier Lifesciences Acquisition Corporation Class A - ADR	9,203	93,502
FTAC Athena Acquisition Corporation - ADR	2,400	24,000
FTAC Hera Acquisition Corporation - ADR	3,000	29,970
Fusion Acquisition Corporation II	2,500	24,825
G Squared Ascend I, Inc. - ADR	5,600	56,000
GigCapital4, Inc.	2,285	22,553
Golden Falcon Acquisition Corporation Class A	9,636	93,180
Gores Holdings V, Inc. Class A	2,814	28,084
GS Acquisition Holdings Corporation Class A	4,209	43,900
Haymaker Acquisition Corporation III	1,167	11,600
Healthcare Services Acquisition Corporation Class A	7,500	72,600
Hennessy Capital Investment Corporation V	1,800	18,216
Highcape Capital Acquisition Corporation Class A	14,656	174,700
Highland Transcend Partners I Corporation - ADR	8,984	90,379
Hudson Executive Investment Corporation II	5,500	53,955
Independence Holdings Corporation - ADR	4,615	46,150
InterPrivate II Acquisition Corporation	2,291	22,658
InterPrivate III Financial Partners, Inc.	2,291	22,589
InterPrivate IV InfraTech Partners, Inc.	2,291	22,681
Jack Creek Investment Corporation - ADR	4,400	43,604
Jaws Mustang Acquisition Corporation - ADR	2,000	20,300
Jaws Spitfire Acquisition Corporation - ADR	4,998	53,229
Kairos Acquisition Corp. - ADR	9,879	98,889
Kensington Capital Acquisition Corporation II	4,600	47,196
Khosla Ventures Acquisition Co.	552	5,575
Khosla Ventures Acquisition Company III Class A	1,110	11,056
KL Acquisition Corporation Class A	11,670	113,199
KludeIn I Acquisition Corporation	5,000	49,750
Lerer Hippeau Acquisition Corporation Class A	4,582	45,362
Liberty Media Acquisition Corp.	226	2,421
Longview Acquisition Corporation II	3,693	37,078
Marlin Technology Corporation - ADR	5,199	49,962
Marlin Technology Corporation Class A - ADR	1	10
Mason Industrial Technology, Inc.	4,330	43,040
Montes Archimedes Acquisition Corporation Class A	4,526	44,264
The Music Acquisition Corporation	5,400	53,892
Newbury Street Acquisition Corporation	4,871	48,174
NextGen Acquisition Corporation Class A - ADR	1,247	12,370
Noble Rock Acquisition Corporation - ADR	4,309	42,616
Northern Genesis Acquisition Corporation II	4,600	47,104
Northern Star Investment Corp II	2,200	22,000
Novus Capital Corp II	2,700	27,000
Omega Alpha SPAC - ADR	4,838	47,896
Peridot Acquisition Corporation II - ADR	3,846	38,229
Pioneer Merger Corporation - ADR	2,255	22,527
Pivotal Investment Corporation III	2,200	22,000
Pontem Corporation Class A - ADR	7,755	75,068
Power & Digital Infrastructure Acquisition Corporation	2,300	23,115
Prime Impact Acquisition I - ADR	525	5,198
Prime Impact Acquisition I Class A - ADR	4,129	40,175
Progress Acquisition Corporation	615	6,058
Property Solutions Acquisition Corporation II	2,293	22,540
Prospector Capital Corporation Class A - ADR	9,606	93,466
RedBall Acquisition Corporation Class A - ADR	1,361	13,542
Reinvent Technology Partners Y - ADR	4,610	46,284
Revolution Acceleration Acquisition Corporation Class A	1,305	13,233
RMG Acquisition Corporation III - ADR	5,600	55,720
Rocket Internet Growth Opportunities Corporation - ADR	4,871	48,759
Ross Acquisition Corporation II - ADR	4,228	42,111
ScION Tech Growth II - ADR	5,700	56,772
SCVX Corp. - ADR	4,222	41,629
Senior Connect Acquisition Corporation I Class A	4,582	44,537
Soaring Eagle Acquisition Corporation - ADR	4,700	47,564
Spartan Acquisition Corporation III	5,600	56,168
Sports Entertainment Acquisition Corporation	1,730	17,750
Starboard Value Acquisition Corporation Class A	6,754	67,067
Supernova Partners Acquisition Company III Ltd. - ADR	4,871	48,710
Sustainable Development Acquisition I Corporation	5,000	49,750
SVF Investment Corp 2 - ADR	1,000	10,100
SVF Investment Corp 3 - ADR	1,000	10,100
Tailwind Acquisition Corporation Class A	2,698	26,764
Thimble Point Acquisition Corporation	4,300	43,000
Thunder Bridge Capital Partners III, Inc.	2,536	25,081
Tishman Speyer Innovation Corporation II	2,200	22,000
TPG Pace Tech Opportunities Corporation Class A - ADR	224	2,220
Trebia Acquisition Corporation Class A - ADR	5,450	54,282
Tribe Capital Growth Corporation I	2,062	20,723
TWC Tech Holdings II Corporation Class A	4,788	47,114
Twelve Seas Investment Company II	904	8,904
TZP Strategies Acquisition Corporation - ADR	5,434	54,123
VectoIQ Acquisition Corporation II	2,000	20,260
VG Acquisition Corporation Class A - ADR	1,945	19,781
Virgin Group Acquisition Corporation II - ADR	4,916	48,816
Virtuoso Acquisition Corporation	4,120	40,623
Vy Global Growth Class A - ADR	4,461	45,145
Yucaipa Acquisition Corporation Class A - ADR	4,273	42,089
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $5,804,646)		5,294,308
	Shares
PRIVATE INVESTMENT IN PUBLIC EQUITY - 0.58% (a)(k)
Ascendant Digital Acquisition Corporation Class A (b)	2,300	23,000
Tuscan Holdings Corporation	5,000	50,000
TOTAL PRIVATE INVESTMENT (Cost $73,000)		73,000

CLOSED-END FUNDS - 0.09%
BlackRock MuniYield Quality Fund III, Inc.	835	11,907
TOTAL CLOSED-END FUNDS (Cost $11,464)		11,907

PREFERRED STOCKS - 1.94%
Brookfield Property REIT, Inc., 6.375%, Series A	6,387	157,951
Freddie Mac, 8.375%, Series Z (a)	17,452	87,958
TOTAL PREFERRED STOCKS (Cost $115,598)		245,909

WARRANTS - 0.99% (a)
Ajax I Class A
Expiration: December 2026, Exercise Price: $11.50 (b)	3,032	5,124
Apollo Strategic Growth Capital Class A
Expiration: October 2027, Exercise Price: $11.50 (b)	799	1,007
Artius Acquisition, Inc.
Expiration: July 2026, Exercise Price: $11.50 (b)	5,007	8,612
Ascendant Digital Acquisition Corporation Class A
Expiration: December 2025, Exercise Price: $11.50	3,987	4,027
Avanti Acquisition Corporation Class A
Expiration: December 2025, Exercise Price: $11.50 (b)	2,149	2,256
BowX Acquisition Corporation Class A
Expiration: December 2025, Exercise Price: $11.50	3,325	7,115
CC Neuberger Principal Holdings II Class A
Expiration: July 2025, Exercise Price: $11.50 (b)	1,956	2,153
CHP Merger Corporation Class A
Expiration: November 2024, Exercise Price: $11.50	575	460
Churchill Capital Corporation IV Class A
Expiration: September 2025, Exercise Price: $11.50	213	2,375
Conx Corporation Class A
Expiration: October 2027, Exercise Price: $11.50	1,075	1,322
Equity Distribution Acquisition Corporation Class A
Expiration: September 2025, Exercise Price: $11.50	2,729	2,947
Falcon Capital Acquisition Corporation Class A
Expiration: August 2027, Exercise Price: $11.50	109	168
Foley Trasimene Acquisition Corporation
Expiration: July 2025, Exercise Price: $11.50	4,880	7,808
Fusion Acquisition Corporation Class A
Expiration: June 2027, Exercise Price: $11.50	3,781	4,386
GCM Grosvenor, Inc. Class A
Expiration: November 2025, Exercise Price: $11.50	7,241	8,472
Golden Falcon Acquisition Corporation Class A
Expiration: November 2026, Exercise Price: $11.50	4,818	3,421
Healthcare Services Acquisition Corporation Class A
Expiration: December 2027, Exercise Price: $11.50	3,750	2,362
Highcape Capital Acquisition Corporation Class A
Expiration: September 2027, Exercise Price: $11.50	4,660	15,238
Hudson Executive Investment Corporation
Expiration: June 2025, Exercise Price: $11.50	9,468	13,729
Juniper Industrial Holdings, Inc. Class A
Expiration: November 2026, Exercise Price: $11.50	124	341
KL Acquisition Corporation Class A
Expiration: January 2028, Exercise Price: $11.50	3,890	2,529
Marlin Technology Corporation Class A
Expiration: Marlin 2026, Exercise Price: $11.50 (b)	1,733	1,265
Merida Merger Corporation I
Expiration: November 2026, Exercise Price: $11.50	2,759	3,200
Montes Archimedes Acquisition Corporation Class A
Expiration: December 2025, Exercise Price: $11.50	2,263	1,924
Northern Star Investment Corp II
Expiration: January 2028, Exercise Price: $11.50	440	603
Pontem Corporation Class A
Expiration: December 2027, Exercise Price: $11.50 (b)	2,585	1,939
Prospector Capital Corporation Class A
Expiration: December 2025, Exercise Price: $11.50 (b)	3,202	3,234
Revolution Acceleration Acquisition Corporation Class A
Expiration: December 2026, Exercise Price: $11.50	435	861
ScION Tech Growth I
Expiration: November 2025, Exercise Price: $11.50 (b)	6,275	5,773
SCVX Corporation
Expiration: January 2025, Exercise Price: $11.50 (b)	2,112	2,112
Senior Connect Acquisition Corporation I Class A
Expiration: December 2027, Exercise Price: $11.50	2,291	1,628
Tuscan Holdings Corporation II
Expiration: July 2025, Exercise Price: $11.50	6,372	5,098
VG Acquisition Corporation Class A
Expiration: September 2025, Exercise Price: $11.50 (b)	690	1,159
TOTAL WARRANTS (Cost $157,546)		124,648

	Principal Value
BANK LOANS - 13.92% (f)
Cengage Learning Holdings II, Inc.
5.250% (US LIBOR + 4.250%), 6/7/2023 (i)	$96,750	95,919
Claire's Stores, Inc.
6.615% (1 Month LIBOR USD + 6.500%), 12/18/2026 (i)	414,810	396,143
Cyxtera DC Holdings, Inc.
8.250% (3 Month LIBOR USD + 7.250%), 5/1/2025 (i)	125,000	124,063
Golden Nugget LLC
3.250% (1 Month LIBOR USD + 2.500%), 10/4/2023 (i)	112,000	110,390
Heritage Power LLC
7.000% (1 Month LIBOR USD + 6.000%), 8/2/2026 (i)	293,928	281,435
McGraw-Hill Global Education Holdings LLC
5.750% (US LIBOR + 4.000%), 5/4/2022 (i)	80,201	80,452
RentPath LLC
8.000% (1 Month LIBOR USD + 7.000%), 2/14/2025 (i)	22,094	22,315
8.000% (3 Month LIBOR USD + 5.750%), 12/17/2021 (i)(j)	355,000	323,050
Watts Guerra LLP
8.000%, 12/31/2022 (d)(g)(j)	328,000	328,000
TOTAL BANK LOANS (Cost $1,436,599)		1,761,767

CONVERTIBLE BONDS - 0.91% (f)
Pluralsight, Inc.
0.375%, 3/1/2024	117,000	115,538
TOTAL CONVERTIBLE BONDS (Cost $115,567)		115,538

CORPORATE BONDS - 35.31% (f)
APX Group, Inc.
7.875%, 12/1/2022 (e)	383,000	385,154
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
6.000%, 2/15/2025 (b)(h)	22,000	22,693
Bombardier, Inc.
6.125%, 1/15/2023 (b)(e)(h)	131,000	136,535
7.875%, 4/15/2027 (b)(e)(h)	255,000	250,466
Cincinnati Bell, Inc.
8.000%, 10/15/2025 (e)(h)	227,000	241,878
Diamond Resorts International, Inc.
7.750%, 9/1/2023 (h)	118,000	123,088
10.750%, 9/1/2024 (h)	346,000	367,502
Genesis Energy LP / Genesis Energy Finance Corporation
5.625%, 6/15/2024 (e)	173,000	169,432
Gogo Intermediate Holdings LLC / Gogo Finance Company, Inc.
9.875%, 5/1/2024 (e)(h)	360,000	379,575
Golden Nugget, Inc.
6.750%, 10/15/2024 (h)	211,000	213,621
Ingram Micro, Inc.
5.450%, 12/15/2024 (e)	227,000	258,898
Michaels Stores, Inc.
4.750%, 10/1/2027 (h)	78,000	84,942
Navistar International Corporation Class B
6.625%, 11/1/2025 (e)(h)	212,000	220,221
Nielsen Finance LLC / Nielsen Finance Company
5.000%, 4/15/2022 (e)(h)	117,000	117,141
Oasis Midstream Partners LP / OMP Finance Corp.
8.000%, 4/1/2029 (h)	122,000	125,355
Solera LLC / Solera Finance, Inc.
10.500%, 3/1/2024 (h)	187,000	193,423
Stars Group Holdings BV / Stars Group US Co-Borrower LLC
7.000%, 7/15/2026 (b)(e)(h)	294,000	307,781
Tempo Acquisition LLC / Tempo Acquisition Finance Corporation
6.750%, 6/1/2025 (h)	323,000	330,469
WeWork Cos, Inc.
7.875%, 5/1/2025 (h)	269,000	266,983
WPX Energy, Inc.
5.875%, 6/15/2028 (e)	247,000	272,582
TOTAL CORPORATE BONDS (Cost $4,656,440)		4,467,739

	Shares
ESCROW NOTES - 4.00% (a)(b)(f)
Altaba, Inc.	34,838	505,586
TOTAL ESCROW NOTES (Cost $464,163)		505,586

SHORT-TERM INVESTMENTS - 2.18%
MONEY MARKET FUNDS - 2.18% (c)
Goldman Sachs Government Fund, FST Share Class, 0.04%	275,296	275,296
TOTAL SHORT-TERM INVESTMENTS (Cost $275,296)		275,296
TOTAL LONG INVESTMENTS (Cost $12,915,753) - 102.55%		12,700,466
	Principal Amount
SHORT INVESTMENTS - (1.36)%
CORPORATE BONDS - (1.36)%
Devon Energy Corporation
5.850%, 12/15/2025	$(148,000)	(172,675)
TOTAL SHORT INVESTMENTS (Proceeds $164,922) - (1.36)%		(172,675)

TOTAL NET INVESTMENTS
(Cost $12,750,831) - 99.01%		12,527,791
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.99%		125,052
TOTAL NET ASSETS - 100.00%		$12,652,843

LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
(a)	Non-income producing security.
(b)	Foreign Security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2020.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, and swap contracts.
(f)	Level 2 Security. Please see footnote (l) on the Schedule of Investments for more information.
(g)	Level 3 Security. Please see footnote (l) on the Schedule of Investments for more information.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of March 31, 2021, these securities represent 26.73% of total net assets.

(i)	The coupon rate shown on variable rate securities represents the rate as of March 31, 2021.
(j)	Default or other conditions exist and the security is not presently accruing income.
(k)	Represents unfunded commitments.

(l)	Investment Valuation
The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Equity securities, including common and preferred stocks, closed-end funds and ETFs, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 p.m. New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. These securities are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a “SPAC interest”), will typically be valued by reference to the last reported transaction for the composite exchange. These securities are classified as Level 1 investments. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund’s pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. Notwithstanding the above, options that trade principally on a European exchange are typically valued at the “settlement price” as reported by the exchange on which the option principally trades. If the settlement price for a European exchange-traded option is unreliable or unavailable, the option will generally be valued at the last reported sale price. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. On the stipulated expiration date, expiring options will be priced at intrinsic value. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund’s pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies, including Money Market Funds, are typically valued at their reported net asset value (“NAV”) per share. These securities are generally classified as Level 1 investments.

Forward currency contracts are valued at bid prices calculated using an “interpolation” methodology that incorporates foreign-exchange prices for standard forward-settlement periods. These securities are generally classified as Level 2.

In general, swap prices are determined using the same methods as would be used to price the underlying security. When the underlying security is the subject of a completed corporate reorganization for which the final deal terms are known, the swap is priced at the value of the consideration to be received by the Fund. The credit quality of the swap’s counterparties and collateral is monitored and the valuation of a swap may be adjusted if it is believed that the credit quality of the counterparty or collateral affects the market value of the swap position. These securities are generally classified as Level 2 investments.

Private Investment in Public Equity. The Fund may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective. At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, the Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange (“NYSE”) if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Trust or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2021. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$40,682	$59,382	$-	100,064
Special Purpose Acquisition Companies	5,182,268	112,040	-	5,294,308
Private Investment in Public Entity	-	73,000.00	-	73,000
Closed-End Funds	11,907	-	-	11,907
Preferred Stocks	245,909	-	-	245,909
Warrants	124,648	-	-	124,648
Bank Loans	-	1,761,767	-	1,761,767
Convertible Bonds	-	115,538	-	115,538
Corporate Bonds	-	4,467,739	-	4,467,739
Escrow Notes	-	505,586	-	505,586
Short-Term Investments	275,296	-	-	275,296
Swap Contracts*	-	193,766	-	193,766
Total	$5,880,710	$7,288,818	$-	$13,169,528

Liabilities
Short U.S. Government Notes/Bonds	$-	$(172,675)	$-	$(172,675)
Swap Contracts*	-	(136,091)	-	$(136,091)
Total	$-	$(308,766)	$-	$(308,766)

* Swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At March 31, 2021, the value of these securities was $-. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (l). The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Private Investment in Public Equity	Bank Loans	Total Investment
Balance as of December 31, 2020	$1,292,085	$328,000	$1,620,085
Purchases on Investments	-	-	-
(Sales) of Investments	(874,942)	-	(874,942)
Realized (Gain) Loss	704,942	-	704,942
Transfers Into Level 3	-	-	-
(Transfer Out) of Level 3	-	(328,000)	(328,000)
Change in Unrealized Appreciation (Depreciation)	(1,122,085)	-	(1,122,085)
Balance as of March 31, 2021	$-	$-	$-

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at March 31, 2021	$-	$-	$-

The realized and unrealized gains and losses from Level 3 transactions are included with the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, respectively. The net change in unrealized appreciation on investments related to Level 3 securities held by the Fund at March 31, 2021 totals $(1,122,085).

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S Bank Global Fund Services.

WCM Alternatives Credit Event Fund
SCHEDULE OF SWAP CONTRACTS
March 31, 2021 (Unaudited)
			Pay/Receive
			on	Financing	Payment			Unrealized
Counterparty	Security	Termination Date	Financing Rate	Rate	Frequency	Shares	Notional Amount	Appreciation (Depreciation)**
LONG TOTAL RETURN SWAP CONTRACTS
GS	Ackrell SPAC Partners I Company	3/17/2022	Pay	0.500% +1 Month U.S. LIBOR	Monthly	9,700	$ 99,425	$(987)
GS	Ajax I	2/19/2022	Pay	1.100% +1 Month U.S. LIBOR	Monthly	12,123	154,083	(29,744)
GS	Artius Acquisition, Inc.	3/26/2022	Pay	0.500% +1 Month U.S. LIBOR	Monthly	15,021	151,261	439
GS	Avanti Acquisition Corporation	1/26/2022	Pay	1.100% +1 Month U.S. LIBOR	Monthly	13,897	150,643	(14,917)
JPM	BlackRock Floating Rate Income Strategies Fund, Inc.	9/3/2021	Pay	0.380% + Overnight Rate	Monthly	5,656	65,745	7,770
GS	BlackRock MuniYield Quality Fund III, Inc.	3/25/2022	Pay	1.100% +1 Month U.S. LIBOR	Monthly	6,882	76,750	21,355
JPM	BlackRock MuniYield Quality Fund, Inc.	10/7/2021	Pay	0.380% + Overnight Rate	Monthly	672	8,978	603
GS	BowX Acquisition Corporation	1/26/2022	Pay	1.100% +1 Month U.S. LIBOR	Monthly	3,100	44,813	3,058
GS	CC Neuberger Principal Holdings II Class A	12/18/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	16,440	169,168	(7,125)
GS	DiamondHead Holdings Corporation	3/17/2022	Pay	0.500% +1 Month U.S. LIBOR	Monthly	11,000	110,110	(1,119)
GS	E.Merge Techology Acquisition Corporation	10/1/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	15,700	158,256	197
JPM	Eaton Vance Floating-Rate Income Trust	3/19/2022	Pay	0.800% + Overnight Rate	Monthly	7,491	94,766	10,819
JPM	Eaton Vance Senior Floating-Rate Income Trust	9/3/2021	Pay	0.800% + Overnight Rate	Monthly	1,819	20,646	4,430
JPM	First Trust Senior Floating Rate Income Fund II	3/19/2022	Pay	0.800% + Overnight Rate	Monthly	3,374	36,304	5,046
GS	Fortress Capital Acquisition Corporation	3/17/2022	Pay	0.500% +1 Month U.S. LIBOR	Monthly	9,825	99,724	(1,392)
GS	Fusion Acquisition Corporation	9/11/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	7,562	74,183	1,108
GS	GMAC Capital Trust I	2/22/2022	Pay	1.100% +1 Month U.S. LIBOR	Monthly	8,875	226,224	(157)
GS	Goal Acquisitions Corporation	3/3/2022	Pay	0.500% +1 Month U.S. LIBOR	Monthly	10,907	111,797	(2,636)
GS	Hudson Executive Investment Corporation	1/26/2022	Pay	1.100% +1 Month U.S. LIBOR	Monthly	18,936	216,628	(28,847)
GS	Invesco Dynamic Credit Opportunities Fund	3/25/2022	Pay	1.100% +1 Month U.S. LIBOR	Monthly	765	7,968	727
JPM	Invesco Municipal Opportunity Trust	3/15/2022	Pay	0.380% + Overnight Rate	Monthly	1,107	13,439	1,148
GS	Invesco Municipal Opportunity Trust	3/12/2022	Pay	1.100% +1 Month U.S. LIBOR	Monthly	835	9,631	1,370
JPM	Invesco Senior Income Trust	3/19/2022	Pay	0.800% + Overnight Rate	Monthly	21,152	75,858	12,950
JPM	Invesco Value Municipal Income Trust	3/15/2022	Pay	0.380% + Overnight Rate	Monthly	923	13,651	809
GS	Medicus Sciences Acquisition Corporation	3/3/2022	Pay	0.500% +1 Month U.S. LIBOR	Monthly	11,000	114,620	(6,289)
GS	Merida Merger Corporation I	9/25/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	5,353	52,620	250
GS	New Vista Acquisition Corporation	3/3/2022	Pay	0.500% +1 Month U.S. LIBOR	Monthly	11,033	114,854	(4,653)
JPM	Nuveen AMT-Free Municipal Credit Income Fund	11/30/2021	Pay	0.380% + Overnight Rate	Monthly	1,582	24,727	2,004
GS	Nuveen AMT-Free Quality Municipal Income Fund	3/25/2022	Pay	1.100% +1 Month U.S. LIBOR	Monthly	14,334	190,816	21,543
JPM	Nuveen California Quality Municipal Income Fund	11/30/2021	Pay	0.380% + Overnight Rate	Monthly	1,701	24,869	403
JPM	Nuveen Intermediate Duration Municipal Term Fund	10/7/2021	Pay	0.380% + Overnight Rate	Monthly	9,532	127,176	8,914
JPM	Nuveen Municipal Credit Income Fund	10/7/2021	Pay	0.380% + Overnight Rate	Monthly	4,117	62,126	4,392
GS	Nuveen New York AMT-Free Quality Municipal Income Fund	3/25/2022	Pay	1.100% +1 Month U.S. LIBOR	Monthly	6,880	78,367	15,514
JPM	Nuveen New York AMT-Free Quality Municipal Income Fund	10/7/2021	Pay	0.380% + Overnight Rate	Monthly	654	8,574	351
GS	Nuveen New York Quality Municipal Income Fund	3/12/2022	Pay	1.100% +1 Month U.S. LIBOR	Monthly	544	7,211	664
GS	One Equity Partners Open Water I Corporation	1/28/2022	Pay	1.100% +1 Month U.S. LIBOR	Monthly	16,000	165,600	(6,134)
GS	Pershing Square Tontine Holdings Ltd. Class A	9/16/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	4,441	99,478	7,107
GS	Qell Acquisition Corporation Class A	1/25/2022	Pay	1.100% +1 Month U.S. LIBOR	Monthly	4,997	71,307	(20,455)
GS	Qurate Retail, Inc.	9/25/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	1,761	164,628	14,318
GS	Scion Tech Growth I	3/2/2022	Pay	0.500% +1 Month U.S. LIBOR	Monthly	18,825	190,886	(6,432)
GS	SCP & CO Healthcare Acquisition Company	1/28/2022	Pay	1.100% +1 Month U.S. LIBOR	Monthly	16,000	164,320	(4,854)
JPM	SLM Corporation, 4.311%, Series B	2/11/2022	Pay	0.800% + Overnight Rate	Monthly	2,007	65,228	45,632
GS	Trebia Acquisition Corporation	6/30/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	14,822	155,186	(352)
JPM	Voya Prime Rate Trust	12/28/2021	Pay	0.380% + Overnight Rate	Monthly	1,433	6,446	202
GS	Voya Prime Rate Trust	12/23/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	4,313	19,363	642
								$57,675
GS	- Goldman, Sachs & Co.
JPM	- JPMorgan Chase & Co., Inc.
LIBOR	- London Interbank Offered Rate
Overnight Rate	- Overnight Banking Fund Rate
*	There were no upfront premiums paid or received for the open swap contracts held.
**	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).